Indebtedness (Details) $ in Thousands			1 Months Ended					12 Months Ended
	Dec. 06, 2019 CAD ($)	Oct. 11, 2019 CAD ($)	Apr. 27, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Apr. 30, 2020	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 06, 2019 USD ($)	Oct. 11, 2019 USD ($)
Indebtedness (Details) [Line Items]
Debt issue costs								$ 16,000
Revolving credit facility								1,300
Debt costs								$ 8,600		$ 10,600
Leverage ratio, description								The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. As at December 31, 2022, the total leverage ratio was 6.17:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2021 — 5.70:1.00).	The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. As at December 31, 2022, the total leverage ratio was 6.17:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2021 — 5.70:1.00).
Prepayment on loan term (in Dollars)					$ 341.4
Prepayment recognition of a loss				$ 2,300
Interest expense								$ 1,600		$ 1,900
Weighted average effective interest rate, percentage								4.64%	4.64%	2.96%
Senior unsecured notes issued (in Dollars)								$ 3,850,081		$ 3,792,597
Percentage of senior unsecured notes						6.50%	6.50%
Increase to indebtedness			$ 1,900,000
Subsequently amortized liability								8,800		13,700
Open market purchases								97,200	$ 77,000,000
Prepayment options								1,900	1,500,000
Gain on extinguishment of debt								$ 106,900	$ 84,500,000
Interest payable, percentage	4.875%
Senior secured notes, description			Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing on December 6, 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $5.0 million as at December 31, 2022 (December 31, 2021 - $6.1 million).
Revolving Credits Facility [Member]
Indebtedness (Details) [Line Items]
Credit Facility (in Dollars)											$ 200,000,000
Senior credit facilities, description								For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2022, other than $0.2 million (December 31, 2021 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.	For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2022, other than $0.2 million (December 31, 2021 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.
U.S. TLB Facility [Member]
Indebtedness (Details) [Line Items]
Credit Facility (in Dollars)											$ 1,908,500,000
Senior credit facilities, description								(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required.	(i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required.
Senior Unsecured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs										$ 7,400
Weighted average effective interest rate, percentage								6.27%	6.27%	6.27%
Senior unsecured notes								$ 3,700		$ 5,700
Increase to indebtedness		$ 17,800
Principal amount								202,100	$ 160,000,000
Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs	$ 6,600							$ 4,200		$ 5,000
Weighted average effective interest rate, percentage								4.76%	4.76%	4.76%
Increase to indebtedness	$ 10,600
Subsequently amortized liability								$ 6,700		$ 8,000
2026 Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Weighted average effective interest rate, percentage								5.79%	5.79%
Subsequently amortized liability								$ 1,400		$ 1,700
Private Placement [Member]
Indebtedness (Details) [Line Items]
Senior unsecured notes issued (in Dollars)												$ 400,000,000	$ 550,000,000
Percentage of senior unsecured notes		6.50%
Borrowings maturity date, description	June 2027
2026 Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Weighted average effective interest rate, percentage										5.79%
6.5% Senior Notes [Member]
Indebtedness (Details) [Line Items]
Borrowings maturity date, description		October 2027